ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE
	As of
	December 31, 2024	December 31, 2023
Accounts receivable	$1,506,894	$2,532,551